Loans Receivable - Narrative (Details) $ in Thousands		12 Months Ended
	Sep. 30, 2020 USD ($) loan branch	Sep. 30, 2020 USD ($) branch	Sep. 30, 2019 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable for loans	$ 48,704	$ 48,704	$ 41,429
Loans pledged to secure borrowings from the Federal Home Loan Bank	$ 5,361,504	$ 5,361,504	5,874,704
Number of businesses assisted, CARES Act | branch	6,500	6,500
Approximate rate reduction concession, minimum		1.00%
Approximate rate reduction concession, maximum		2.00%
TDRs that subsequently defaulted, recorded investment	$ 91,408	$ 91,408	121,677
Percent of restructured loans performing	97.40%	97.40%
Single family residential loans as percentage of restructured loans	93.60%	93.60%
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term for payment and rate reduction		6 months
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term for payment and rate reduction		12 months
SBA Payroll Protection Program, CARES Act
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of PPP loans authorized, CARES Act		$ 780,000
Financing Receivable from Related Party Including Unfunded Loan Commitment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans granted to officers, directors, and related interests		112,812	$ 76,288
Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of contracts | loan	612
Total loans modified	$ 171,000	171,000
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of contracts | loan	69
Total loans modified	$ 167,000	$ 167,000